Offerings	Sep. 22, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 365,240,050.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 55,918.25
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), Bitmine Immersion Technologies, Inc. initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333-288579) filed on July 9, 2025. In addition, pursuant to Rule 416 under the Securities Act, the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.In accordance with Rule 457(o), the registrant is paying fees in connection with the $365,240,050.00 of the registrant’s common stock that will be issued pursuant to the Securities Purchase Agreement, dated September 22, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	10,435,430
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), Bitmine Immersion Technologies, Inc. initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333-288579) filed on July 9, 2025. In addition, pursuant to Rule 416 under the Securities Act, the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.In accordance with Rule 457(g), the entire fee is allocated to the common stock underlying the warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of warrants
Amount Registered | shares	10,435,430
Proposed Maximum Offering Price per Unit | $ / shares	87.50
Maximum Aggregate Offering Price	$ 913,100,125
Fee Rate	0.01531%
Amount of Registration Fee	$ 139,795.64
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), Bitmine Immersion Technologies, Inc. initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333-288579) filed on July 9, 2025. In addition, pursuant to Rule 416 under the Securities Act, the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.In accordance with Rule 457(g), the initial exercise price of the warrants of $87.50 per share of common stock is being used to calculate the filing fee.